CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities
Net income	¥ 120,270	$ 17,323	¥ 235,869	¥ 207,657
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	54,270	7,817	28,327	25,594
Non-cash operating lease expense	85,809	12,359
Share-based compensation expenses	5,207	750	7,340	21,947
Impairment loss on goodwill	35,412	5,100	0	0
Impairment loss on intangible assets	2,210	318
Loss from disposal of long-term assets	83	12	22	81
Changes in deferred taxes	(1,841)	(265)	118	1,727
Changes in operating assets and liabilities
Accounts receivable	156,991	22,612	30,165	(190,368)
Contract assets	(33,491)	(4,824)
Due from related parties	66,103	9,521	60,000	(1,579)
Deposits, prepayments and other current assets	96,229	13,860	1,757	(15,923)
Commission payable	89,251	12,855	(45,380)	42,337
Commission payable-long term	(763)	(110)	(8,791)	(8,241)
Accounts payable	(40,990)	(5,904)
Advance from customers	(21,594)	(3,110)
Long-term prepayments			1,653
Investors' deposit	(61,220)	(8,818)	(116,123)	174,015
Income tax payable	47,647	6,863	3,254	1,465
Operating lease liabilities	(77,887)	(11,218)
Other payables and accrued liabilities	691	99	30,467	75,049
Due to related parties	1,901	274	11,373	272
Commitments and contingencies	1,034	149	(1,300)
Net cash provided by operating activities	525,322	75,663	238,751	334,033
Cash flows from investing activities
Payment for office equipment, furniture and leasehold improvements	(19,882)	(2,864)	(8,418)	(11,945)
Payment for intangible assets	(1,604)	(231)	(3,603)	(2,938)
Proceeds from disposal of long-term assets	28	4	27	252
Purchases of equity investments			(1,000)
Purchases of term deposit	(28,903)	(4,163)
Payment of consideration payable	(15,300)	(2,204)
Acquisition of a subsidiary, net of cash acquired (Note 4)	(183,004)	(26,358)	(41,464)
Acquisition of buildings and properties			(232,039)
Net cash used in investing activities	(248,665)	(35,816)	(286,497)	(14,631)
Cash flows from financing activities
Proceeds from issuance of ordinary shares from IPO				180,677
Contributions from a shareholder and noncontrolling shareholders	3,568	514		4,929
Repayment of loans borrowed from third parties	(2,000)	(288)	(1,000)
Net cash provided by/(used in) financing activities	1,568	226	(1,000)	185,606
Effect of exchange rate changes	7,280	(7,565)	3,814	11,917
Net increase/ (decrease) in cash, cash equivalents and restricted cash	285,505	32,508	(44,932)	516,925
Cash, cash equivalents, and restricted cash at beginning of the year	660,378	98,396	705,310
Cash, cash equivalents, and restricted cash at end of the year	945,883	130,904	660,378	705,310
Reconciliation to amounts on consolidated balances sheets
Cash and cash equivalents	868,908	120,251	525,136	439,287
Restricted cash	76,975	10,653	135,242	266,023
Total cash, cash equivalents, and restricted cash	945,883		660,378	705,310
Supplemental disclosure of cash flow information
Income taxes paid	27,389	3,945	84,983	84,871
Non-cash transactions:
Net off consideration from capital reduction of a VIE with the amount due from the controlling shareholder of the VIE				¥ 195,000
Consideration payable related to business acquisition of a subsidiary			15,300
Liabilities assumed related to acquisition of buildings and properties			¥ 73,950
Effect on operating assets upon the adoption of ASU 2016-13 on July 1, 2022	204,296	29,425
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	48,572	6,996
Transfer of prepayment of other liabilities to lease liabilities	¥ 10,135	$ 1,460